Shareholder Report, Line Graph (Details) 199959_Wilshire Income Opportunities Fund_Investment Class_TSR Annual {Investment Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2016	Dec. 31, 2025
Investment Class
Account Value [Line Items]
Accumulated Value	$ 12,146	$ 11,736	$ 11,036	$ 12,425	$ 12,375	$ 11,947	$ 10,902	$ 10,974	$ 10,392	$ 10,000	$ 13,018
Bloomberg U.S. Universal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Universal Bond Index
Accumulated Value	11,499	11,270	10,614	12,199	12,336	11,467	10,492	10,519	10,105	10,000	$ 12,371
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Custom Blended Index
Accumulated Value	$ 12,536	$ 12,082	$ 11,199	$ 12,701	$ 12,710	$ 11,871	$ 10,760	$ 10,832	$ 10,341	$ 10,000	$ 13,541